Quarterly Report
July 31, 2021
MFS®  Global Total
Return Fund
MWT-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.1%
Aerospace & Defense – 1.7%
Honeywell International, Inc.	57,336	$13,404,584
L3Harris Technologies, Inc.	24,999	5,668,273
Lockheed Martin Corp.	20,705	7,695,427
Northrop Grumman Corp.	13,937	5,059,410
		$31,827,694
Alcoholic Beverages – 1.5%
Diageo PLC	204,639	$10,156,223
Heineken N.V.	71,431	8,320,980
Kirin Holdings Co. Ltd.	89,500	1,637,841
Pernod Ricard S.A.	35,595	7,857,992
		$27,973,036
Apparel Manufacturers – 0.9%
Adidas AG	17,849	$6,481,171
Compagnie Financiere Richemont S.A.	80,521	10,311,239
		$16,792,410
Automotive – 1.3%
Aptiv PLC (a)	33,442	$5,579,797
Lear Corp.	27,765	4,858,320
LKQ Corp. (a)	122,192	6,201,244
Magna International, Inc.	75,480	6,328,317
Zhengzhou Yutong Bus Co. Ltd., “A”	352,200	619,158
		$23,586,836
Biotechnology – 0.2%
Biogen, Inc. (a)	5,700	$1,862,361
Gilead Sciences, Inc.	34,913	2,384,209
		$4,246,570
Brokerage & Asset Managers – 1.4%
BlackRock, Inc.	5,542	$4,805,856
Cboe Global Markets, Inc.	47,363	5,611,095
Charles Schwab Corp.	162,867	11,066,813
IG Group Holdings PLC	80,639	999,827
NASDAQ, Inc.	23,543	4,396,184
		$26,879,775
Business Services – 2.7%
Accenture PLC, “A”	29,616	$9,408,411
Amdocs Ltd.	64,068	4,940,283
CGI, Inc. (a)	71,607	6,513,849
Equifax, Inc.	15,919	4,148,491
Experian PLC	94,449	4,159,081
Fidelity National Information Services, Inc.	41,307	6,156,808
Fiserv, Inc. (a)	56,816	6,540,090
Nomura Research Institute Ltd.	87,700	2,823,171
Secom Co. Ltd.	76,800	5,801,229
		$50,491,413
Cable TV – 0.9%
Comcast Corp., “A”	300,265	$17,664,590

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.1%
3M Co.	34,794	$6,887,124
Eastman Chemical Co.	22,690	2,557,617
PPG Industries, Inc.	71,436	11,681,215
		$21,125,956
Computer Software – 0.4%
Adobe Systems, Inc. (a)	2,098	$1,304,179
Microsoft Corp.	24,347	6,936,704
		$8,240,883
Computer Software - Systems – 2.6%
Amadeus IT Group S.A. (a)	95,476	$6,256,394
Asustek Computer, Inc.	70,000	878,598
Compal Electronics	964,000	746,722
Fujitsu Ltd.	53,200	9,037,289
Hitachi Ltd.	263,800	15,150,205
Hon Hai Precision Industry Co. Ltd.	971,000	3,834,393
Samsung Electronics Co. Ltd.	171,522	11,729,377
		$47,632,978
Construction – 1.1%
D.R. Horton, Inc.	9,493	$905,917
Masco Corp.	111,273	6,644,111
Stanley Black & Decker, Inc.	28,747	5,664,596
Vulcan Materials Co.	35,126	6,322,329
		$19,536,953
Consumer Products – 1.8%
Colgate-Palmolive Co.	187,980	$14,944,410
Kimberly-Clark Corp.	74,405	10,098,246
Reckitt Benckiser Group PLC	111,274	8,542,472
		$33,585,128
Containers – 0.2%
Graphic Packaging Holding Co.	207,028	$3,968,727
Electrical Equipment – 2.5%
Johnson Controls International PLC	144,906	$10,349,186
Legrand S.A.	50,851	5,725,764
Schneider Electric SE	165,047	27,664,704
Yokogawa Electric Corp.	185,700	2,852,706
		$46,592,360
Electronics – 3.3%
Analog Devices, Inc.	21,922	$3,670,181
Intel Corp.	201,737	10,837,312
Kyocera Corp.	70,400	4,351,293
NXP Semiconductors N.V.	35,237	7,272,564
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	151,221	17,638,418
Texas Instruments, Inc.	91,909	17,519,694
		$61,289,462
Energy - Independent – 0.6%
China Shenhua Energy Co. Ltd.	1,111,500	$2,102,527
ConocoPhillips	101,672	5,699,732
Hess Corp.	39,264	3,001,340
		$10,803,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.6%
China Petroleum & Chemical Corp.	15,316,000	$6,981,145
Eni S.p.A.	246,214	2,927,723
LUKOIL PJSC, ADR	6,244	535,111
		$10,443,979
Food & Beverages – 2.4%
Danone S.A.	120,819	$8,894,534
General Mills, Inc.	167,971	9,886,773
J.M. Smucker Co.	79,716	10,451,565
JBS S.A.	168,890	1,039,298
Nestle S.A.	118,382	15,002,764
		$45,274,934
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A” (l)	82,542	$1,782,907
Tesco PLC	2,031,773	6,580,303
		$8,363,210
General Merchandise – 0.2%
BIM Birlesik Magazalar A.S.	278,129	$2,092,734
Wal-Mart de Mexico S.A.B. de C.V.	609,753	2,010,022
		$4,102,756
Health Maintenance Organizations – 0.5%
Cigna Corp.	41,308	$9,479,773
Insurance – 3.6%
Aon PLC	61,054	$15,875,872
Chubb Ltd.	65,268	11,013,322
Equitable Holdings, Inc.	110,889	3,423,143
Hartford Financial Services Group, Inc.	36,403	2,315,959
Manulife Financial Corp.	511,733	9,893,395
Marsh & McLennan Cos., Inc.	31,743	4,673,205
MetLife, Inc.	58,957	3,401,819
NN Group N.V.	10,995	546,885
Samsung Fire & Marine Insurance Co. Ltd.	20,278	3,781,466
Travelers Cos., Inc.	52,734	7,853,147
Willis Towers Watson PLC	24,851	5,121,294
		$67,899,507
Leisure & Toys – 0.1%
Brunswick Corp.	17,715	$1,849,446
Polaris, Inc.	5,730	751,031
		$2,600,477
Machinery & Tools – 1.9%
Eaton Corp. PLC	135,371	$21,395,386
Ingersoll Rand, Inc. (a)	162,670	7,949,683
Kubota Corp.	319,500	6,676,522
		$36,021,591
Major Banks – 5.4%
Bank of America Corp.	331,827	$12,728,884
BNP Paribas	138,567	8,457,099
China Construction Bank Corp.	4,441,000	3,097,382
DBS Group Holdings Ltd.	447,000	10,032,304
Goldman Sachs Group, Inc.	37,586	14,090,239
JPMorgan Chase & Co.	113,083	17,163,738
Mitsubishi UFJ Financial Group, Inc.	1,273,700	6,748,393

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
NatWest Group PLC	3,333,240	$9,377,604
UBS Group AG	1,139,437	18,792,503
		$100,488,146
Medical & Health Technology & Services – 0.4%
HCA Healthcare, Inc.	12,156	$3,017,119
Quest Diagnostics, Inc.	29,781	4,222,946
		$7,240,065
Medical Equipment – 2.2%
Becton, Dickinson and Co.	30,461	$7,790,401
Boston Scientific Corp. (a)	163,958	7,476,485
Danaher Corp.	25,791	7,672,565
Medtronic PLC	92,905	12,199,355
Thermo Fisher Scientific, Inc.	9,840	5,313,698
		$40,452,504
Metals & Mining – 0.8%
ArcelorMittal S.A.	29,350	$1,022,733
Fortescue Metals Group Ltd.	207,329	3,807,394
POSCO	2,418	767,624
Rio Tinto PLC	97,354	8,255,999
Vale S.A.	75,900	1,584,963
		$15,438,713
Natural Gas - Distribution – 0.1%
Italgas S.p.A.	279,864	$1,896,983
UGI Corp.	16,660	766,194
		$2,663,177
Natural Gas - Pipeline – 0.1%
Enterprise Products Partners LP	75,186	$1,696,948
Other Banks & Diversified Financials – 1.3%
KB Financial Group, Inc.	22,400	$995,078
KBC Group N.V.	70,302	5,662,571
Sberbank of Russia, ADR	171,106	2,848,915
SLM Corp.	101,934	1,919,417
Synchrony Financial	21,741	1,022,262
Truist Financial Corp.	207,339	11,285,462
		$23,733,705
Pharmaceuticals – 6.0%
Bayer AG	161,637	$9,642,700
Eli Lilly & Co.	23,772	5,788,482
Johnson & Johnson	201,890	34,765,458
Merck & Co., Inc.	184,507	14,183,053
Novartis AG	56,841	5,263,369
Novo Nordisk A.S., “B”	90,291	8,350,946
Organon & Co. (a)	18,450	535,235
Roche Holding AG	81,366	31,469,424
Santen Pharmaceutical Co. Ltd.	111,600	1,512,158
		$111,510,825
Printing & Publishing – 0.9%
RELX PLC	183,898	$5,460,270
Transcontinental, Inc.	34,380	680,380
Wolters Kluwer N.V.	91,864	10,470,190
		$16,610,840

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.9%
Canadian Pacific Railway Ltd.	115,063	$8,543,953
Union Pacific Corp.	33,302	7,285,146
		$15,829,099
Real Estate – 0.3%
Extra Space Storage, Inc., REIT	7,227	$1,258,510
National Storage Affiliates Trust, REIT	13,700	742,129
Omega Healthcare Investors, Inc., REIT	33,272	1,207,108
Shimao Property Holdings Ltd.	208,000	410,050
Starwood Property Trust, Inc., REIT	72,270	1,881,188
		$5,498,985
Restaurants – 0.2%
Yum China Holdings, Inc.	55,531	$3,453,473
Special Products & Services – 0.1%
Tisco Financial Group PCL	815,600	$2,183,701
Specialty Chemicals – 0.6%
Akzo Nobel N.V.	57,902	$7,150,239
Axalta Coating Systems Ltd. (a)	129,522	3,898,612
		$11,048,851
Specialty Stores – 0.4%
Home Depot, Inc.	22,812	$7,486,670
Telecommunications - Wireless – 2.1%
KDDI Corp.	706,400	$21,557,999
Mobile TeleSystems PJSC, ADR	118,831	1,020,758
T-Mobile USA, Inc. (a)	56,031	8,069,585
Turkcell Iletisim Hizmetleri AS	338,622	618,088
Vodafone Group PLC	4,969,177	8,024,734
		$39,291,164
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	149,432	$2,726,316
PT Telekom Indonesia	5,360,900	1,200,990
Quebecor, Inc., “B”	139,096	3,639,061
		$7,566,367
Tobacco – 1.3%
British American Tobacco PLC	155,815	$5,805,504
Imperial Brands PLC	152,822	3,275,556
Japan Tobacco, Inc.	308,000	6,023,205
Philip Morris International, Inc.	81,656	8,172,949
		$23,277,214
Utilities - Electric Power – 1.6%
CLP Holdings Ltd.	313,500	$3,235,390
Duke Energy Corp.	69,469	7,301,887
E.ON SE	717,736	8,830,869
Energias do Brasil S.A.	222,800	732,792
Energisa S.A., IEU	63,100	517,933
ENGIE Energía Brasil S.A.	106,100	772,692
Exelon Corp.	90,682	4,243,918
Iberdrola S.A.	187,654	2,261,662

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Transmissora Alianca de Energia Eletrica S.A., IEU	250,411	$1,827,028
		$29,724,171
Total Common Stocks		$1,101,619,215
Bonds – 38.4%
Aerospace & Defense – 0.1%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	$476,000	$520,859
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	605,000	661,680
L3Harris Technologies, Inc., 3.85%, 6/15/2023	964,000	1,022,793
		$2,205,332
Asset-Backed & Securitized – 2.5%
Arbor Multi-Family Mortgage Securities Trust, Inc., 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)	$1,275,000	$1,340,808
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.609% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	1,000,000	1,000,626
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.593% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	423,000	423,397
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.693% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	289,000	289,359
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.043% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)	857,500	859,100
Bank, 2021-BN35, “XA”, 1.16%, 7/15/2031 (i)	6,230,128	515,425
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.628%, 4/15/2053 (i)	1,443,327	152,188
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.433%, 7/15/2054 (i)	5,899,740	596,189
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.643%, 2/15/2054 (i)	5,433,096	680,637
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.156%, 3/15/2054 (i)	4,619,106	397,612
Benchmark Mortgage Trust, 2021-B25, “A5”, 2.577%, 4/15/2054	1,720,000	1,823,273
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	10,661,704	735,760
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.274%, 7/15/2054 (i)	14,051,215	1,397,038
BPCRE Holder LLC, FLR, 1.641% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	1,393,000	1,393,440
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	509,389	520,565
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	477,874	481,027
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.393% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,400,000	1,400,112
BXMT Ltd., 2021-FL4, “B”, FLR, 1.643% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	1,996,500	1,996,694
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	523,119	538,626
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	388,434	397,133
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	452,210	452,559
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	2,019,803	2,043,443
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.784%, 4/15/2054 (i)	6,804,618	408,098
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “A5”, 2.438%, 6/15/2063	1,822,000	1,908,714
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.98%, 6/15/2063 (i)	6,617,037	519,223
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)	1,579,000	1,585,759
FS Rialto 2019-FL1 Issuer Ltd., 2021-FL2, “AS”, FLR, 1.641% (LIBOR - 1mo. + 1.6%), 4/16/2028 (n)	1,454,000	1,455,934
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.191% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	1,337,574	1,337,995
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.843% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,850,000	1,850,579
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.093% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	782,000	782,243
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.262% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	187,418	187,535
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.009% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)	714,500	728,354
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.359% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	1,360,000	1,360,000
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.609% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	1,977,500	1,978,117
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.859% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	225,000	225,141
MF1 CLO Ltd., 2021-FL6, “AS”, FLR, 1.541% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)	2,200,000	2,202,745
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)	4,684,546	458,966
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.356%, 6/15/2054 (i)	9,799,736	872,299
Multi-Family Housing Mortgage, MF1-2021, “B”, FLR, 1.741% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	2,200,000	2,202,741
PFP III Ltd., 2021-7, “AS”, FLR, 1.241% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	1,235,438	1,231,655
PFP III Ltd., 2021-7, “B”, FLR, 1.491% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	484,976	484,129
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 1.289% (LIBOR - 1mo. + 1.2%), 4/18/2038 (n)	1,400,000	1,401,289
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 1.539% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)	1,400,000	1,401,737
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.291% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	651,000	651,611
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.491% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	700,000	700,657
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	876,000	891,179

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2021-C60, 1.685%, 8/15/2054 (i)		$7,000,000	$835,443
			$47,097,154
Automotive – 0.5%
Daimler AG, 0.75%, 9/10/2030	EUR	450,000	$561,590
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$771,000	780,509
Ferrari N.V., 1.5%, 5/27/2025	EUR	1,059,000	1,312,078
Hyundai Capital America, 2%, 6/15/2028 (n)		$1,809,000	1,810,472
Hyundai Capital America, 6.375%, 4/08/2030 (n)		978,000	1,281,752
Lear Corp., 3.8%, 9/15/2027		610,000	681,312
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070	EUR	1,200,000	1,545,423
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2166		1,100,000	1,447,094
			$9,420,230
Broadcasting – 0.1%
Discovery, Inc., 4.125%, 5/15/2029		$718,000	$816,111
Prosus N.V., 1.539%, 8/03/2028	EUR	600,000	733,394
Prosus N.V., 3.68%, 1/21/2030 (n)		$387,000	407,607
Walt Disney Co., 3.5%, 5/13/2040		658,000	743,170
			$2,700,282
Brokerage & Asset Managers – 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$549,000	$563,676
Intercontinental Exchange, Inc., 3%, 9/15/2060		1,090,000	1,084,448
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	304,635
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	825,341
LSEG Netherlands B.V., 0.25%, 4/06/2028	EUR	530,000	635,195
			$3,413,295
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$1,290,873
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	980,000	1,185,529
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031		575,000	681,178
Vantage Towers AG, 0.75%, 3/31/2030		300,000	363,882
Vulcan Materials Co., 3.5%, 6/01/2030		$908,000	1,012,221
			$4,533,683
Business Services – 0.3%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	700,000	$846,253
Euronet Worldwide, Inc., 1.375%, 5/22/2026		1,455,000	1,762,706
Fiserv, Inc., 4.4%, 7/01/2049		$281,000	346,241
Mastercard, Inc., 3.85%, 3/26/2050		542,000	669,576
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		1,430,000	1,581,990
Verisk Analytics, Inc., 4%, 6/15/2025		747,000	827,543
			$6,034,309
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$643,000	$868,354
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		486,000	570,061
Comcast Corp., 3.75%, 4/01/2040		928,000	1,075,748
Eutelsat S.A., 2.25%, 7/13/2027	EUR	1,000,000	1,314,789
Eutelsat S.A., 1.5%, 10/13/2028		600,000	755,137
			$4,584,089

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$501,000	$508,515
LYB International Finance III, LLC, 4.2%, 5/01/2050		726,000	860,223
Sherwin-Williams Co., 3.8%, 8/15/2049		450,000	524,210
			$1,892,948
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026		$1,262,000	$1,470,975
Microsoft Corp., 3.125%, 11/03/2025		1,316,000	1,441,693
Microsoft Corp., 2.921%, 3/17/2052		1,212,000	1,305,994
Microsoft Corp., 3.041%, 3/17/2062		412,000	451,197
			$4,669,859
Computer Software - Systems – 0.2%
Apple, Inc., 2.9%, 9/12/2027		$2,007,000	$2,197,826
Apple, Inc., 4.5%, 2/23/2036		557,000	717,352
			$2,915,178
Conglomerates – 0.2%
Carrier Global Corp., 2.722%, 2/15/2030		$708,000	$749,928
Carrier Global Corp., 3.577%, 4/05/2050		590,000	656,245
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		1,314,000	1,540,947
			$2,947,120
Consumer Products – 0.2%
JAB Holdings B.V., 1%, 7/14/2031	EUR	900,000	$1,081,850
JAB Holdings B.V., 2.25%, 12/19/2039		600,000	777,051
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$1,016,000	1,105,995
			$2,964,896
Consumer Services – 0.0%
AA Bond Co. Ltd., 3.25%, 7/31/2050	GBP	100,000	$140,201
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	100,000	121,893
			$262,094
Containers – 0.0%
DS Smith PLC, 0.875%, 9/12/2026	EUR	650,000	$794,913
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$688,495
Electronics – 0.3%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	212,000	$263,689
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$701,000	777,330
Broadcom, Inc., 3.15%, 11/15/2025		256,000	275,283
Broadcom, Inc., 4.15%, 11/15/2030		505,000	572,411
Broadcom, Inc., 3.419%, 4/15/2033 (n)		844,000	900,190
Broadcom, Inc., 3.469%, 4/15/2034 (n)		780,000	830,492
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	1,000,000	1,299,869
			$4,919,264
Emerging Market Quasi-Sovereign – 2.1%
China Construction Bank Corp. (Hong Kong Branch), 1.25%, 8/04/2025		$1,700,000	$1,707,177
China Development Bank, 3.45%, 9/20/2029	CNY	109,150,000	17,071,308
Emirates Development Bank PJSC, 1.639%, 6/15/2026		$1,730,000	1,740,114
Export-Import Bank of India, 3.375%, 8/05/2026		1,200,000	1,281,107
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	1,085,274
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	1,200,000	1,417,094
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		$763,000	800,387
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	1,540,000	1,823,354

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		$1,460,000	$1,487,156
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		820,000	840,549
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,050,000	1,126,219
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		3,240,000	3,991,649
Qatar Petroleum, 2.25%, 7/12/2031		1,171,000	1,184,762
Qatar Petroleum, 3.125%, 7/12/2041		776,000	804,611
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,939,000	2,152,329
			$38,513,090
Emerging Market Sovereign – 2.9%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	$2,863,585
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	80,585,000	1,874,397
People's Republic of China, 2.68%, 5/21/2030	CNY	133,690,000	20,240,113
People's Republic of China, 3.27%, 11/19/2030		92,390,000	14,761,965
Republic of Croatia, 1.5%, 6/17/2031	EUR	3,935,000	4,952,971
Republic of Croatia, 1.75%, 3/04/2041		1,388,000	1,705,180
Republic of Philippines, 1.2%, 4/28/2033		810,000	962,169
State of Qatar, 4%, 3/14/2029 (n)		$878,000	1,012,993
State of Qatar, 3.75%, 4/16/2030		1,230,000	1,398,756
State of Qatar, 4.4%, 4/16/2050		299,000	368,671
United Mexican States, 2.659%, 5/24/2031		2,213,000	2,176,530
United Mexican States, 3.771%, 5/24/2061		1,036,000	963,480
			$53,280,810
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$3,915,765
Energy - Integrated – 0.3%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	382,000	$440,780
Eni S.p.A., 0.375%, 6/14/2028		570,000	687,994
Eni S.p.A., 4.25%, 5/09/2029 (n)		$607,000	700,744
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	240,000	299,647
Galp Energia SGPS S.A., 2%, 1/15/2026		1,500,000	1,883,903
OMV AG, 0.75%, 6/16/2030		371,000	461,067
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2070		400,000	500,988
			$4,975,123
Financial Institutions – 0.9%
Air Lease Corp., 3.125%, 12/01/2030		$1,075,000	$1,115,137
Atrium Finance Issuer B.V., 2.625%, 9/05/2027	EUR	425,000	549,542
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$509,000	556,447
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		537,000	590,527
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		665,000	671,057
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/2028	GBP	952,000	1,343,810
CTP B.V., 2.125%, 10/01/2025	EUR	1,447,000	1,830,703
CTP B.V., 0.75%, 2/18/2027		425,000	505,664
CTP N.V., 1.25%, 6/21/2029		660,000	789,912
EXOR N.V., 2.25%, 4/29/2030		700,000	936,821
EXOR N.V., 0.875%, 1/19/2031		600,000	720,053
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,716,000	1,883,199
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069	EUR	600,000	732,694
Grand City Properties S.A., 1.5%, 12/09/2069		600,000	702,565
Logicor Financing S.à r.l., 0.875%, 1/14/2031		375,000	440,229
SBB Treasury Oyj, 0.75%, 12/14/2028		690,000	818,480
SBB Treasury Oyj, 1.125%, 11/26/2029		550,000	665,656
Tritax EuroBox PLC, 0.95%, 6/02/2026		291,000	348,030

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
VGP N.V., 1.5%, 4/08/2029	EUR	800,000	$953,954
Vonovia SE, 1.5%, 6/14/2041		900,000	1,122,375
			$17,276,855
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	530,000	$701,537
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	538,504
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	719,172
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	835,633
Constellation Brands, Inc., 4.4%, 11/15/2025		1,053,000	1,193,480
Constellation Brands, Inc., 3.15%, 8/01/2029		1,006,000	1,088,613
Constellation Brands, Inc., 2.25%, 8/01/2031		850,000	857,147
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	300,000	394,953
JDE Peet's N.V., 0.5%, 1/16/2029		600,000	717,238
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$1,680,000	1,738,553
			$8,784,830
Gaming & Lodging – 0.1%
Marriott International, Inc., 2.85%, 4/15/2031		$606,000	$620,637
Whitbread Group PLC, 3%, 5/31/2031	GBP	550,000	792,993
			$1,413,630
Industrial – 0.2%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	450,000	$643,015
CPI Property Group S.A., 1.5%, 1/27/2031	EUR	1,175,000	1,379,470
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,588,000	1,568,636
			$3,591,121
Insurance – 0.5%
Aflac, Inc., 3.6%, 4/01/2030		$1,004,000	$1,145,102
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	700,000	955,272
Assicurazioni Generali S.p.A., 1.713%, 6/30/2032		660,000	792,450
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		700,000	917,559
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	927,000	1,452,478
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	500,000	629,843
Credit Agricole Assurances S.A., 2%, 7/17/2030		400,000	507,689
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		600,000	790,085
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		934,000	1,189,658
			$8,380,136
Insurance - Property & Casualty – 0.3%
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	325,000	$360,483
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		$861,000	999,745
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		728,000	811,054
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		1,075,000	1,108,776
Progressive Corp., 4.125%, 4/15/2047		823,000	1,037,565
QBE Insurance Group Ltd., 6.115% to 5/24/2022, FLR (GBP Swap Rate-5yr. + 5%) to 5/24/2042	GBP	100,000	144,369
Willis North America, Inc., 3.875%, 9/15/2049		$943,000	1,074,287
			$5,536,279
International Market Quasi-Sovereign – 0.4%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040	EUR	195,000	$258,389
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050		350,000	394,841
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,400,000	1,731,332
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	800,000	1,274,056
Electricite de France S.A., 2.625% to 6/1/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/1/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 6/01/2170	EUR	800,000	970,486

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024	EUR	650,000	$782,605
La Banque Postale S.A., 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		600,000	718,014
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		623,000	743,172
			$6,872,895
International Market Sovereign – 9.7%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	6,957,000	$6,280,563
Commonwealth of Australia, 1.75%, 6/21/2051		6,680,000	4,577,834
Federal Republic of Germany, 1.25%, 8/15/2048	EUR	2,422,000	3,857,139
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	419,045
Government of Japan, 1.7%, 3/20/2032	JPY	1,591,400,000	17,034,747
Government of Japan, 2.4%, 3/20/2037		42,800,000	519,187
Government of Japan, 2.3%, 3/20/2040		2,100,050,000	25,842,646
Government of Japan, 0.6%, 9/20/2050		536,250,000	4,856,923
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	5,061,000	6,007,093
Kingdom of Belgium, 1.7%, 6/22/2050 (n)		2,062,000	3,112,664
Kingdom of Spain, 1.25%, 10/31/2030 (n)		4,775,000	6,248,066
Kingdom of Spain, 1.85%, 7/30/2035		4,058,000	5,655,024
Kingdom of Spain, 1.2%, 10/31/2040 (n)		1,683,000	2,109,925
Kingdom of Spain, 1%, 10/31/2050		1,297,000	1,471,202
Kingdom of Sweden, 0.125%, 5/12/2031 (n)	SEK	14,745,000	1,712,960
Republic of Cyprus, 0%, 2/09/2026	EUR	3,078,000	3,692,939
Republic of Cyprus, 1.25%, 1/21/2040		4,677,000	5,875,817
Republic of Iceland, 5%, 11/15/2028	ISK	790,197,000	7,077,611
Republic of Iceland, 6.5%, 1/24/2031		168,000,000	1,682,444
Republic of Italy, 0.5%, 7/15/2028 (n)	EUR	29,061,000	35,033,394
Republic of Italy, 1.65%, 3/01/2032		8,595,000	11,206,082
Republic of Italy, 1.45%, 3/01/2036		4,712,000	5,920,112
Republic of Italy, 1.7%, 9/01/2051		5,167,000	6,231,064
Republic of Portugal, 0.9%, 10/12/2035		2,403,340	3,014,002
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	2,932,000	3,995,601
United Kingdom Treasury, 1.75%, 9/07/2037		3,802,000	5,952,315
United Kingdom Treasury, 1.75%, 1/22/2049		840,000	1,378,105
			$180,764,504
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	400,000	$477,529
Local Authorities – 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	$743,821
Province of British Columbia, 2.95%, 6/18/2050		600,000	525,924
			$1,269,745
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$1,156,000	$1,186,200
John Deere Capital Corp., 2.8%, 7/18/2029		628,000	688,990
			$1,875,190
Major Banks – 2.1%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$1,034,000	$1,021,603
Banco de Sabadell S.A., 0.875% to 6/16/2027, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 6/16/2028	EUR	500,000	588,459
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		$1,469,000	1,581,027
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		1,125,000	1,236,145
Bank of America Corp., 0.694%, 3/22/2031	EUR	710,000	854,324
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032		$2,876,000	3,001,189
Bankinter S.A., 1.25% to 12/23/2027, FLR (EUR Swap Rate - 5yr. + 1.45%) to 12/23/2032	EUR	800,000	960,342
Barclays PLC, 1.125%, 3/22/2031		500,000	600,309
Barclays PLC, 1.106% to 5/12/2031, FLR (EUR Swap Rate - 1yr. + 1%) to 5/12/2032		700,000	854,162
CaixaBank S.A., 0.375% to 11/18/2025, FLR (EURIBOR - 3mo. + 0.85%) to 11/18/2026		400,000	478,775

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028	EUR	900,000	$1,115,625
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,471,000	1,493,546
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026	EUR	500,000	615,347
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		600,000	743,110
Credit Suisse Group AG, 3.869% to 1/12/2028, FLR (LIBOR - 3mo. + 1.41%) to 1/12/2029 (n)		$1,500,000	1,666,023
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)		351,000	366,642
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	800,000	962,153
Erste Group Bank AG, 1.625% to 9/08/2026, FLR (EUR ICE Swap Rate - 5yr. + 2.1%) to 9/08/2031		600,000	743,226
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR + 1.248%) to 7/21/2032		$1,092,000	1,111,044
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		1,029,000	1,062,410
HSBC Holdings PLC, 4.375%, 11/23/2026		2,161,000	2,445,457
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169		417,000	420,649
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,596,000	1,724,375
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		1,519,000	1,542,316
Morgan Stanley, 3.125%, 1/23/2023		1,757,000	1,827,545
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR + 0.879%) to 5/04/2027		2,003,000	2,033,064
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		522,000	587,138
Natwest Group PLC, 2.105% to 11/28/2026, FLR (GBP Government Yield - 5yr. + 1.75%) to 11/28/2031	GBP	800,000	1,120,758
NatWest Group PLC, 0.78% to 2/26/2029, FLR (EURIBOR - 3mo. + 0.949%) to 2/26/2030	EUR	305,000	367,718
Nordea Bank Abp, 0.625% to 8/18/2026, FLR (EUR Swap Rate - 5yr. + 0.92%) to 8/18/2031		1,100,000	1,314,956
UBS Group Funding (Switzerland) AG, 2.859%, 8/15/2023 (n)		$600,000	614,742
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026	EUR	668,000	824,081
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		996,000	1,267,046
UniCredit S.p.A., 0.8% to 7/05/2028, FLR (EURIBOR - 3mo. + 0.9%) to 7/05/2029		485,000	586,356
Wells Fargo & Co., 3.9%, 5/01/2045		$811,000	965,573
			$38,697,235
Medical & Health Technology & Services – 0.3%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$231,000	$263,368
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036	EUR	175,000	213,451
HCA, Inc., 5.125%, 6/15/2039		$399,000	508,642
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		1,075,000	1,163,160
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		567,000	709,340
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	703,568
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	1,250,687
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	865,878
			$5,678,094
Medical Equipment – 0.0%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	300,000	$365,667
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		250,000	304,001
			$669,668
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$1,815,000	$2,245,858
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		1,032,000	1,067,833
			$3,313,691
Midstream – 0.3%
Enterprise Products Partners LP, 3.125%, 7/31/2029		$872,000	$950,226
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		1,095,000	1,084,193
MPLX LP, 4.5%, 4/15/2038		693,000	797,075
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		772,000	828,201
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,216,000	1,379,182
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		689,000	805,786
			$5,844,663

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 2.9%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$4,687,175	$5,204,469
Fannie Mae, 5.5%, 1/01/2037		17,264	20,030
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		166,051	195,029
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		1,304,202	1,482,569
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		1,413,087	1,550,607
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		2,040,388	2,225,812
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 7/01/2050		837,471	883,042
Freddie Mac, 1.368%, 3/25/2027 (i)		1,523,000	110,392
Freddie Mac, 3.224%, 3/25/2027		4,500,000	5,012,168
Freddie Mac, 3.194%, 7/25/2027		3,914,000	4,375,218
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,904,726
Freddie Mac, 3.9%, 4/25/2028		940,000	1,098,785
Freddie Mac, 1.799%, 4/25/2030 (i)		3,170,226	458,836
Freddie Mac, 1.868%, 4/25/2030 (i)		2,614,093	393,547
Freddie Mac, 1.765%, 5/25/2030 (i)		3,298,344	447,080
Freddie Mac, 1.796%, 5/25/2030 (i)		7,375,798	1,076,040
Freddie Mac, 1.342%, 6/25/2030 (i)		3,056,884	337,429
Freddie Mac, 1.6%, 8/25/2030 (i)		2,713,457	361,889
Freddie Mac, 1.262%, 9/25/2030 (i)		1,752,322	174,430
Freddie Mac, 1.081%, 11/25/2030 (i)		3,594,105	335,740
Freddie Mac, 0.331%, 1/25/2031 (i)		13,692,391	379,485
Freddie Mac, 0.529%, 3/25/2031 (i)		16,862,780	761,724
Freddie Mac, 5.5%, 7/01/2037		34,203	39,846
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,389,333	1,546,665
Freddie Mac, 5%, 7/01/2041		560,996	632,823
Freddie Mac, 3.5%, 1/01/2047		1,009,437	1,080,841
Freddie Mac, UMBS, 3%, 6/01/2050		123,971	132,715
Ginnie Mae, 5%, 5/15/2040		229,284	261,840
Ginnie Mae, 3.5%, 6/20/2043		719,700	775,011
Ginnie Mae, 2.5%, 6/20/2051 - 7/20/2051		1,373,085	1,427,946
Ginnie Mae, 3%, 6/20/2051		199,230	209,467
Ginnie Mae, TBA, 2.5%, 8/19/2051 - 10/21/2051		1,175,000	1,218,438
Ginnie Mae, TBA, 3.5%, 8/19/2051		1,250,000	1,312,695
Ginnie Mae, TBA, 4%, 9/15/2051		850,000	899,766
Ginnie Mae, TBA, 2%, 9/21/2051		950,000	971,338
Ginnie Mae, TBA, 3%, 9/21/2051		3,075,000	3,212,895
UMBS, TBA, 3%, 8/17/2036 - 9/25/2051		3,225,000	3,377,588
UMBS, TBA, 2%, 8/25/2036 - 10/14/2051		4,850,000	4,942,529
UMBS, TBA, 2.5%, 8/25/2036 - 9/14/2051		2,320,000	2,419,851
			$54,251,301
Municipals – 0.3%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027		$100,000	$103,274
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037		1,235,000	1,266,109
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		945,000	1,068,716
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		801,000	1,046,962
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,190,950
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022		425,000	431,136
State of Florida, “A”, 2.154%, 7/01/2030		1,258,000	1,303,710
			$6,410,857
Natural Gas - Distribution – 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$857,000	$926,807
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		710,000	734,850
National Grid PLC, 1.125%, 1/14/2033	GBP	925,000	1,196,524
NiSource, Inc., 3.6%, 5/01/2030		$758,000	848,402
			$3,706,583

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	1,475,000	$1,795,351
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$635,000	797,667
			$2,593,018
Network & Telecom – 0.2%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$1,442,000	$1,490,588
Verizon Communications, Inc., 2.1%, 3/22/2028		2,169,000	2,230,052
			$3,720,640
Oil Services – 0.0%
Halliburton Co., 5%, 11/15/2045		$516,000	$630,978
Oils – 0.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	800,000	$983,733
Phillips 66, 4.875%, 11/15/2044		$568,000	717,994
Valero Energy Corp., 4.9%, 3/15/2045		360,000	448,411
			$2,150,138
Other Banks & Diversified Financials – 0.7%
Banque Federative du Credit Mutuel S.A., 0.625%, 11/03/2028	EUR	700,000	$846,238
Belfius Bank S.A., 0.375%, 2/13/2026		1,200,000	1,445,579
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	800,000	1,161,606
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028		100,000	139,735
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	500,000	614,495
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	1,053,986
Macquarie Group Ltd., 0.35%, 3/03/2028	EUR	700,000	829,038
Macquarie Group Ltd., 0.95%, 5/21/2031		1,450,000	1,758,630
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		$975,000	977,925
UBS AG, 5.125%, 5/15/2024		1,530,000	1,684,010
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	950,000	1,473,285
Virgin Money UK PLC, 2.625% to 8/19/2026, FLR (GBP Government Yield - 5yr. + 2.25%) to 8/19/2031		220,000	310,108
			$12,294,635
Printing & Publishing – 0.2%
Informa PLC, 3.125%, 7/05/2026	GBP	975,000	$1,445,748
Informa PLC, 1.25%, 4/22/2028	EUR	700,000	856,193
Wolters Kluwer N.V., 0.75%, 7/03/2030		489,000	604,733
			$2,906,674
Railroad & Shipping – 0.1%
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	1,459,000	$1,786,154
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$675,000	$698,405
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		868,000	888,672
			$1,587,077
Real Estate - Other – 0.2%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$881,000	$915,017
Sun Communities, Inc., 2.7%, 7/15/2031		526,000	538,587
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,296,000	1,323,703
			$2,777,307
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,174,000	$1,337,270
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027	EUR	772,000	932,403
Regency Centers Corp., 3.7%, 6/15/2030		$1,438,000	1,623,656
Spirit Realty, LP, 3.2%, 1/15/2027		531,000	570,894

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – continued
STORE Capital Corp., 2.75%, 11/18/2030		$1,519,000	$1,563,068
			$6,027,291
Retailers – 0.2%
Best Buy Co., Inc., 1.95%, 10/01/2030		$1,357,000	$1,337,170
Home Depot, Inc., 4.875%, 2/15/2044		496,000	670,850
Kohl's Corp., 3.375%, 5/01/2031		944,000	989,751
			$2,997,771
Specialty Stores – 0.0%
Nordstrom, Inc., 4.25%, 8/01/2031		$771,000	$804,731
Supermarkets – 0.1%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	600,000	$829,983
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	622,323
			$1,452,306
Supranational – 0.2%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$1,020,000	$1,034,009
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	367,811
West African Development Bank, 4.7%, 10/22/2031		$1,759,000	1,908,515
West African Development Bank, 2.75%, 1/22/2033	EUR	628,000	784,611
			$4,094,946
Telecommunications - Wireless – 0.4%
American Tower Corp., REIT, 3.5%, 1/31/2023		$412,000	$431,209
American Tower Corp., REIT, 4%, 6/01/2025		1,100,000	1,210,843
American Tower Corp., REIT, 0.5%, 1/15/2028	EUR	800,000	955,377
Crown Castle International Corp., 1.35%, 7/15/2025		$501,000	506,739
Crown Castle International Corp., 4.45%, 2/15/2026		1,922,000	2,178,886
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	471,243
Rogers Communications, Inc., 3.7%, 11/15/2049		484,000	522,345
T-Mobile USA, Inc., 3.5%, 4/15/2025		1,467,000	1,593,133
			$7,869,775
Telephone Services – 0.1%
Iliad S.A., 2.375%, 6/17/2026	EUR	400,000	$481,760
Iliad S.A., 1.875%, 2/11/2028		700,000	810,227
TELUS Corp., 2.85%, 11/13/2031	CAD	1,775,000	1,444,471
			$2,736,458
Tobacco – 0.0%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	416,000	$584,657
Transportation - Services – 0.3%
Abertis Infraestructuras S.A., 1.875%, 3/26/2032	EUR	1,100,000	$1,422,932
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$1,835,000	1,866,330
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		537,000	815,525
Vinci S.A., 3.75%, 4/10/2029 (n)		1,334,000	1,527,211
			$5,631,998
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$61,852	$66,968
Small Business Administration, 2.22%, 3/01/2033		441,291	459,817
			$526,785

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 4.0%
U.S. Treasury Bonds, 2.375%, 11/15/2049		$14,743,000	$16,286,408
U.S. Treasury Notes, 1.25%, 3/31/2028		11,934,600	12,156,975
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		24,120,700	26,451,739
U.S. Treasury Notes, 1.125%, 8/15/2040		21,522,000	19,162,987
			$74,058,109
Utilities - Electric Power – 1.1%
American Electric Power Co., Inc., 2.3%, 3/01/2030		$1,460,000	$1,495,567
Duke Energy Corp., 2.55%, 6/15/2031		1,629,000	1,684,761
Duke Energy Corp., 3.75%, 9/01/2046		910,000	999,302
Enel Americas S.A., 4%, 10/25/2026		3,133,000	3,426,719
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		875,000	973,507
Enel Finance International N.V., 0.5%, 6/17/2030	EUR	880,000	1,064,477
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$456,000	580,902
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	875,000	1,097,266
Enel S.p.A., 1.875%, 3/08/2170		1,025,000	1,211,332
Evergy, Inc., 2.9%, 9/15/2029		$1,246,000	1,339,371
FirstEnergy Corp., 2.65%, 3/01/2030		1,084,000	1,104,379
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		758,000	793,291
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		478,000	487,438
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,800,000	2,014,597
Virginia Electric & Power Co., 2.875%, 7/15/2029		454,000	494,671
WEC Energy Group, Inc., 1.8%, 10/15/2030		2,068,000	2,024,863
			$20,792,443
Total Bonds			$715,566,626
Preferred Stocks – 0.5%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.		50,339	$3,159,920
Consumer Products – 0.3%
Henkel AG & Co. KGaA		65,125	$6,603,717
Total Preferred Stocks			$9,763,637
Convertible Preferred Stocks – 0.2%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%		8,373	$1,028,707
Danaher Corp., 4.75%		499	994,382
			$2,023,089
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%		51,282	$2,414,869
Total Convertible Preferred Stocks			$4,437,958
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.03% (v)		43,138,812	$43,138,812

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.1%
Other – 0.1%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022	Put	Merrill Lynch International	$ 73,800,000	$ 73,800,000	$1,321,447
Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	918,280	$918,280

Other Assets, Less Liabilities – (0.6)%		(11,365,141)
Net Assets – 100.0%		$1,865,400,834
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $43,138,812 and $1,833,627,163, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $130,724,658, representing 7.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.009% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	$714,500	$728,354
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

Portfolio of Investments (unaudited) – continued
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 7/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	3,213,000	USD	3,515,563	Citibank N.A.	10/08/2021	$37,579
CNH	51,391,000	USD	7,900,231	HSBC Bank	10/08/2021	3,446
CZK	133,226,000	USD	6,142,909	Deutsche Bank AG	10/08/2021	48,109
DKK	8,708,598	USD	1,389,106	Morgan Stanley Capital Services, Inc.	10/08/2021	1,312
EUR	3,320,138	USD	3,927,823	Citibank N.A.	10/08/2021	15,996
EUR	349,862	USD	412,425	Deutsche Bank AG	10/08/2021	3,158
EUR	1,086,000	USD	1,284,897	HSBC Bank	10/08/2021	5,106
EUR	1,000,060	USD	1,188,103	HSBC Bank	10/22/2021	139
GBP	9,138,638	USD	12,641,460	Goldman Sachs International	10/08/2021	63,349
GBP	210,000	USD	291,131	JPMorgan Chase Bank N.A.	10/08/2021	817
HUF	731,285,000	USD	2,403,329	Deutsche Bank AG	10/08/2021	11,480
IDR	31,790,358,660	USD	2,167,475	Barclays Bank PLC	9/22/2021	22,626
ILS	3,400,000	USD	1,038,157	Merrill Lynch International	10/08/2021	14,325
JPY	6,322,961,274	USD	57,482,564	Citibank N.A.	10/08/2021	184,595
JPY	407,578,945	USD	3,696,689	Deutsche Bank AG	10/08/2021	20,543
MXN	73,968,516	USD	3,674,669	Citibank N.A.	10/08/2021	6,879
MXN	29,128,000	USD	1,449,690	Goldman Sachs International	10/08/2021	64
MXN	7,372,000	USD	366,842	JPMorgan Chase Bank N.A.	10/08/2021	76
NOK	3,300,000	USD	370,858	Citibank N.A.	10/08/2021	2,696
RUB	80,411,000	USD	1,074,782	Goldman Sachs International	10/28/2021	8,332
USD	5,064,736	AUD	6,794,454	Citibank N.A.	10/08/2021	77,022
USD	482,444	AUD	650,000	Deutsche Bank AG	10/08/2021	5,288
USD	3,630,189	AUD	4,945,000	Goldman Sachs International	10/08/2021	134
USD	6,043,481	AUD	8,107,483	HSBC Bank	10/08/2021	91,892
USD	3,222,327	CLP	2,410,462,000	Citibank N.A.	8/13/2021	47,096
USD	3,608,332	KRW	4,072,003,000	Barclays Bank PLC	8/17/2021	69,155
USD	4,244,841	THB	134,125,000	JPMorgan Chase Bank N.A.	8/02/2021	170,260
USD	1,102,893	THB	36,125,250	JPMorgan Chase Bank N.A.	9/20/2021	6,237
USD	4,076,748	THB	134,125,000	JPMorgan Chase Bank N.A.	10/04/2021	6,233

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	7,290,031	TWD	201,460,000	Barclays Bank PLC	8/24/2021	$86,046
						$1,009,990
Liability Derivatives
CAD	22,025,635	USD	17,668,367	Deutsche Bank AG	10/08/2021	$(14,245)
CAD	2,300,000	USD	1,848,601	Goldman Sachs International	10/08/2021	(5,091)
CLP	2,563,717,000	USD	3,670,843	Barclays Bank PLC	8/13/2021	(293,733)
CLP	2,461,332,000	USD	3,368,458	Barclays Bank PLC	9/27/2021	(130,263)
CLP	270,046,000	USD	366,686	JPMorgan Chase Bank N.A.	9/21/2021	(11,353)
COP	2,567,260,000	USD	697,297	Goldman Sachs International	9/03/2021	(36,436)
KRW	2,332,317,000	USD	2,086,375	Barclays Bank PLC	8/17/2021	(59,244)
KRW	4,931,960,000	USD	4,412,439	Citibank N.A.	8/17/2021	(125,831)
KRW	5,832,344,500	USD	5,140,985	Goldman Sachs International	10/06/2021	(75,559)
KRW	3,990,111,000	USD	3,528,449	JPMorgan Chase Bank N.A.	8/17/2021	(60,448)
NOK	129,807,638	USD	14,847,868	HSBC Bank	10/08/2021	(153,886)
NOK	6,477,000	USD	736,039	Morgan Stanley Capital Services, Inc.	10/08/2021	(2,855)
NZD	4,595,952	USD	3,230,104	Citibank N.A.	10/08/2021	(29,207)
NZD	2,644,000	USD	1,854,227	Deutsche Bank AG	10/08/2021	(12,786)
PLN	3,491,000	USD	910,602	Deutsche Bank AG	10/08/2021	(4,240)
PLN	3,409,000	USD	888,970	Goldman Sachs International	10/08/2021	(3,899)
PLN	4,994,804	USD	1,302,356	Merrill Lynch International	10/08/2021	(5,565)
SGD	1,900,000	USD	1,403,942	Goldman Sachs International	10/08/2021	(1,809)
THB	134,125,000	USD	4,082,332	JPMorgan Chase Bank N.A.	8/02/2021	(7,751)
USD	1,091,628	CNH	7,112,000	Citibank N.A.	10/08/2021	(2,162)
USD	738,618	EUR	622,000	Citibank N.A.	10/08/2021	(224)
USD	9,874,660	EUR	8,351,444	Deutsche Bank AG	10/08/2021	(45,587)
USD	472,604	EUR	400,000	Goldman Sachs International	10/08/2021	(2,535)
USD	37,179,356	EUR	31,377,238	JPMorgan Chase Bank N.A.	10/08/2021	(92,034)
USD	593,930	EUR	500,720	Morgan Stanley Capital Services, Inc.	10/08/2021	(849)
USD	272,402	GBP	200,000	Citibank N.A.	10/08/2021	(5,644)
USD	136,822	GBP	99,384	HSBC Bank	10/08/2021	(1,345)
USD	545,330	JPY	60,000,000	Deutsche Bank AG	10/08/2021	(1,886)
USD	2,040,835	JPY	225,000,000	JPMorgan Chase Bank N.A.	10/08/2021	(11,227)
USD	3,092,338	KRW	3,580,000,000	Barclays Bank PLC	8/17/2021	(19,215)
USD	5,437,027	SEK	46,850,251	JPMorgan Chase Bank N.A.	10/08/2021	(8,220)
USD	733,047	SEK	6,359,000	Morgan Stanley Capital Services, Inc.	10/08/2021	(6,038)
						$(1,231,167)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	188	$30,187,310	September – 2021	$282,774
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	15	$1,779,537	September – 2021	$(1,929)
Canadian Treasury Bond 5 yr	Short	CAD	32	3,220,519	September – 2021	(23,730)
Euro-Bund 10 yr	Short	EUR	251	52,573,497	September – 2021	(1,391,414)
Euro-Buxl 30 yr	Short	EUR	32	8,162,918	September – 2021	(587,698)
U.S. Treasury Bond	Short	USD	57	9,388,969	September – 2021	(460,639)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 10 yr	Short	USD	100	$13,445,312	September – 2021	$(141,928)
U.S. Treasury Note 2 yr	Long	USD	245	54,060,781	September – 2021	(11,312)
U.S. Treasury Note 5 yr	Short	USD	460	57,244,844	September – 2021	(271,297)
U.S. Treasury Ultra Bond	Short	USD	51	10,176,094	September – 2021	(735,722)
U.S. Treasury Ultra Note 10 yr	Short	USD	317	47,629,250	September – 2021	(514,563)
						$(4,140,232)
At July 31, 2021, the fund had cash collateral of $470,000 and other liquid securities with an aggregate value of $2,888,550 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$600,565,356	$—	$—	$600,565,356
Japan	—	84,172,011	—	84,172,011
Switzerland	80,839,299	—	—	80,839,299
United Kingdom	70,637,573	—	—	70,637,573
France	59,622,826	—	—	59,622,826
Canada	35,598,955	—	—	35,598,955
Germany	31,558,457	—	—	31,558,457
Netherlands	26,488,294	—	—	26,488,294
Taiwan	18,517,016	4,581,115	—	23,098,131
Other Countries	73,615,669	29,624,239	—	103,239,908
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	75,906,341	—	75,906,341
Non - U.S. Sovereign Debt	—	283,526,245	—	283,526,245
Municipal Bonds	—	6,410,857	—	6,410,857
U.S. Corporate Bonds	—	118,825,585	—	118,825,585
Residential Mortgage-Backed Securities	—	54,251,301	—	54,251,301
Commercial Mortgage-Backed Securities	—	26,083,595	—	26,083,595
Asset-Backed Securities (including CDOs)	—	21,013,559	—	21,013,559
Foreign Bonds	—	130,870,590	—	130,870,590
Mutual Funds	44,057,092	—	—	44,057,092
Total	$1,041,500,537	$835,265,438	$—	$1,876,765,975
Other Financial Instruments
Futures Contracts – Assets	$282,774	$—	$—	$282,774
Futures Contracts – Liabilities	(4,140,232)	—	—	(4,140,232)
Forward Foreign Currency Exchange Contracts – Assets	—	1,009,990	—	1,009,990
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,231,167)	—	(1,231,167)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$53,853,362	$612,113,534	$622,828,084	$—	$—	$43,138,812
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$36,330	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2021, are as follows:
United States	51.9%
Japan	7.2%
United Kingdom	5.7%
Switzerland	4.8%
China	4.1%
France	4.1%
Italy	4.0%
Canada	2.0%
Netherlands	1.6%
Other Countries	14.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.